SUBSEQUENT EVENTS (Details) $ in Thousands						2 Months Ended	3 Months Ended	12 Months Ended
	May 07, 2021 USD ($) shares	Apr. 28, 2021 USD ($)	Apr. 01, 2021 USD ($) company	Feb. 26, 2021 shares	Feb. 16, 2021 USD ($) shares	Mar. 10, 2021 shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Common stock, fair value							$ 159,847	$ 500	$ 3,563
Subsequent Event
Subsequent Event [Line Items]
Number of companies entered into financing arrangement | company			3
Amount of investment			$ 4,600
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Warrants exercised on a cashless basis | shares						10,003,000
Subsequent Event | Common Stock warrants outstanding
Subsequent Event [Line Items]
Warrants exercised for cash | shares				11,898,122
Subsequent Event | Stock Subscription Agreement [Member] | Galileo Acquisition Corp [Member]
Subsequent Event [Line Items]
Value of shares to be acquired		$ 20,000
Adaptive 3d Technologies Inc [Member] | Subsequent Event
Subsequent Event [Line Items]
Payment to acquire business	$ 24,100
Issuance of shares of the Common Stock on acquisition | shares	3,076,838
Common stock, fair value	$ 37,000
EnvisionTEC US, LLC And Affiliates | Subsequent Event
Subsequent Event [Line Items]
Payment to acquire business					$ 143,800
Issuance of shares of the Common Stock on acquisition | shares					5,036,142
Common stock, fair value					$ 159,800